SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Accounting Policies [Abstract]
Current Fiscal Year End	--01-31	--01-31
Cash and cash equivalents	$ 53,425	$ 19,525	$ 2,726